Intangible Assets (Details Textual) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Apr. 05, 2019	Dec. 31, 2019	Dec. 31, 2020
Intangible Assets (Textual)
Identifiable intangible assets	$ 2,117,000			$ 2,117,000
Weighted average estimated useful life	3 years				3 years 3 months 19 days
Amortization expense	$ 105,849	$ 80,882	$ 0	$ 238,156	$ 496,907